[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]


                                                 November 14, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re: Claymore Strategic Opportunities Fund N-2 Filing

Ladies and Gentlemen:

         On behalf of Claymore Strategic Opportunities Fund (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 filed therewith (the "Registration Statement").

         A fee of $107.70 to cover the registration fee under the Securities Act has been paid.

         If you have any questions or require any further information with respect to this Registration Statement, please call me at (312) 407-0570.


                                                 Very truly yours,

                                                 /s/ Thomas A. Hale
                                                 --------------------------
                                                 Thomas A. Hale

Enclosure